Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust III
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]	jpmt3_SupplementTextBlock

J.P. MORGAN ALTERNATIVE FUNDS

JPMorgan Multi-Manager Alternatives Fund

(All Share Classes)

(a series of JPMorgan Trust III)

Supplement dated August 26, 2015, to the Prospectuses

and Summary Prospectuses dated March 1, 2015, as supplemented

Effective immediately, the second sentence of the section titled "What are the Fund's main investment strategies? – Opportunistic/Macro" is hereby deleted and replaced with the following:

They primarily seek long or short exposure to broad asset classes or identifiable market-driven investment return sources (for example, purchasing lower credit quality bonds and shorting higher credit quality bonds in an attempt to capture the higher returns lower credit quality bonds as a group traditionally provide relative to higher credit quality bonds) based on macro-economic models, fundamental research, or quantitative algorithms or any combination thereof.

In addition, the following will be added to the end of the eleventh paragraph of the section titled "What are the Fund's main investment strategies?":

JPMAAM will allocate no more than 12.5% of the Fund's total assets to affiliated Sub-Advisers in total. In addition, any amount managed directly by JPMAAM as Adviser, other than for purposes of portfolio hedging, temporarily adjusting the Fund's overall market exposure or temporarily managing assets as a result of a Sub-Adviser's resignation or removal, will be included in this 12.5% limit.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Multi-Manager Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt3_SupplementTextBlock

J.P. MORGAN ALTERNATIVE FUNDS

JPMorgan Multi-Manager Alternatives Fund

(All Share Classes)

(a series of JPMorgan Trust III)

Supplement dated August 26, 2015, to the Prospectuses

and Summary Prospectuses dated March 1, 2015, as supplemented

Effective immediately, the second sentence of the section titled "What are the Fund's main investment strategies? – Opportunistic/Macro" is hereby deleted and replaced with the following:

They primarily seek long or short exposure to broad asset classes or identifiable market-driven investment return sources (for example, purchasing lower credit quality bonds and shorting higher credit quality bonds in an attempt to capture the higher returns lower credit quality bonds as a group traditionally provide relative to higher credit quality bonds) based on macro-economic models, fundamental research, or quantitative algorithms or any combination thereof.

In addition, the following will be added to the end of the eleventh paragraph of the section titled "What are the Fund's main investment strategies?":

JPMAAM will allocate no more than 12.5% of the Fund's total assets to affiliated Sub-Advisers in total. In addition, any amount managed directly by JPMAAM as Adviser, other than for purposes of portfolio hedging, temporarily adjusting the Fund's overall market exposure or temporarily managing assets as a result of a Sub-Adviser's resignation or removal, will be included in this 12.5% limit.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE